Consolidated Balance Sheets Parenthetical (USD $)	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	86,244,978	86,130,454
Common stock, shares outstanding	86,244,978	86,130,454
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0